Average Annual Total Returns{- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund K PRO-09 - Fidelity® Capital Appreciation Fund	Fidelity Capital Appreciation Fund-Class K Return Before Taxes Past 1 year	Fidelity Capital Appreciation Fund-Class K Return Before Taxes Past 5 years	Fidelity Capital Appreciation Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	24.34%	20.66%	17.42%	28.71%	18.47%	16.55%